Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	39 Months Ended	60 Months Ended	75 Months Ended	86 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	98 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		24.49%		9.29%						8.68%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		24.16%		9.03%					8.47%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		16.94%		7.74%	7.21%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		23.26%		8.21%	7.32%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		24.76%		9.56%	8.76%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		15.89%		9.49%				10.34%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		15.58%		9.25%			10.07%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		9.00%		7.69%			9.04%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		14.75%		8.26%	8.06%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%		9.72%	9.48%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		20.31%		8.58%		9.35%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		20.05%		8.30%		9.06%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		13.10%		7.03%		8.18%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		19.15%		7.51%		8.25%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		20.64%		8.87%	9.36%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		85.73%	13.32%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		86.33%	13.63%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		87.26%	13.66%
Without Sales Load [Member] | Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		24.13%		9.03%	8.23%
Without Sales Load [Member] | Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		15.65%		8.98%			9.87%
Without Sales Load [Member] | Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		20.00%		8.31%		9.08%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%	38.02%	9.57%	15.27%	13.79%	14.27%	14.55%	14.44%	14.50%	14.41%